Employee Benefit Plans (Assets Held In Trust) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Assets held-in-trust	$ 33.4	$ 33.6
Corporate-Owned Life Insurance Policies [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets held-in-trust	32.7	32.2
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets held-in-trust	$ 0.7	$ 1.4